Intangible Assets, Net (Schedule of Carrying Amounts of Intangible Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [abstract]
Intangible assets with a finite useful life	$ 103,637	$ 105,525
Intangible assets with an indefinite useful life or not yet available for use	117,158	118,757
Goodwill and intangible assets, net	$ 220,795	$ 224,282